FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instruments Classification (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 22,667	$ 17,254
Financial assets pledged		5,200
Disclosure of financial liabilities [line items]
Financial liabilities	52,553	40,783
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	567	640
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	283	220
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	51,703	39,923
FVTPL
Disclosure of financial assets [line items]
Financial assets	615	518
FVOCI
Disclosure of financial assets [line items]
Financial assets	5,504	6,243
Amortized cost
Disclosure of financial assets [line items]
Financial assets	16,548	10,493
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	12,060	11,707
Accounts payable and other (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	567	640
Accounts payable and other (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	283	220
Accounts payable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	11,210	10,847
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	40,493	29,076
Borrowings (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	40,493	29,076
Provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and tax/duties
Disclosure of financial liabilities [line items]
Financial liabilities	7,951	7,929
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	2,399	2,588
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	2,399	2,588
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	6,649	5,638
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	6,649	5,638
Other assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	436	478
Other assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	436	478
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	13,183	8,550
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	615	518
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	5,504	6,243
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	7,064	1,789
Prepayments, subrogation recoverable, deferred policy acquisition costs and assets held for sale
Disclosure of financial assets [line items]
Financial assets	$ 1,704
Prepayments, subrogation recoverable and other assets
Disclosure of financial assets [line items]
Financial assets		$ 1,369